Provisions and Other Non-Current Liabilities - Summary of Movement in Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	$ 290	$ 413
Charges	267	107
Utilization	(144)	(239)
Disposals of businesses	(70)
Translation and other, net	(12)	9
Other provisions at end of period	331	290
Less: short-term provisions	203	166
Long-term provisions	128	124
Employee-related [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	60	198
Charges	15	58
Utilization	(68)	(200)
Disposals of businesses	(4)
Translation and other, net	(3)	4
Other provisions at end of period		60
Less: short-term provisions		60
Restructuring [member]
Disclosure of other provisions [Line Items]
Charges	127
Utilization	(33)
Other provisions at end of period	94
Less: short-term provisions	94
Facilities-related [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	100	69
Charges	8	49
Utilization	(19)	(21)
Disposals of businesses	(58)
Translation and other, net	(3)	3
Other provisions at end of period	28	100
Less: short-term provisions	3	23
Long-term provisions	25	77
Other [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	130	146
Charges	117
Utilization	(24)	(18)
Disposals of businesses	(8)
Translation and other, net	(6)	2
Other provisions at end of period	209	130
Less: short-term provisions	106	83
Long-term provisions	$ 103	$ 47